UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8644

Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:      614-470-8000
Date of fiscal year end:      December 31
Date of reporting period:      June 30, 2006
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.

The Fund seeks long-term capital appreciation through investments and advocacy that promote the American system of free enterprise.

Semi-Annual Report
Dated June 30, 2006

FREE ENTERPRISE ACTION FUND

This report must be preceded or accompanied by a prospectus of the Fund. The prospectus contains more complete information, including investment objective, risks, fees and expenses and should be read carefully before investing or sending any money.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-766-3960 or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
The Fund files a Form N-Q with the SEC no more than sixty days after the Fund’s first and third quarters of its fiscal year. Form N-Q includes a schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found on the SEC’s website at http://www.sec.gov. The Fund’s N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room.
Free Enterprise Action Fund, like all mutual funds:
• Is NOT FDIC insured
• Has no bank guarantee
• May lose value

(This Page Intentionally Left Blank)

FREE ENTERPRISE ACTION FUND
Letter to Shareholders

We are pleased to present the enclosed semi-annual report for the Free Enterprise Action Fund. It contains information on Fund strategy and investments, as well as performance for the Fund’s operations from January 1 – June 30, 2006.
Performance
The broad market was slightly up for the period, although large cap stocks were slightly down. The Fund achieved its goal of tracking the market’s performance as it increased in value approximately 1.37%, as compared to the S&P 500 Index1 (up 2.71%). Continued higher energy prices and the Federal Reserve’s continued tightening campaign are seen as notable contributors to the market’s performance.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be higher or lower. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance information assumes reinvestment of dividends and capital gain distributions. During the period shown, the adviser waived and reimbursed certain expenses, in the absence of which, performance would have been lower. To obtain performance information current to the most recent month end, please call 1-800-766-3960 or visit the Free Enterprise Action Fund’s website on the Internet at www.freeenterpriseactionfund.com.
Sector Diversification (as a percentage of total investments)*
As of June 30, 2006

Short-Term Investments	19.5%
Financial Services	16.9%
Industrial Materials	9.8%
Healthcare	9.3%
Consumer Services	7.5%
Hardware	7.4%
Consumer Goods	7.2%
Energy	6.9%
Media	3.8%
Business Software	3.3%
Software	2.9%
Utilities	2.6%
Telecommunications	2.5%
Options	0.4%

100.0%

*	The Fund’s composition is subject to change.
Advocacy
Utilizing the Fund’s status as an institutional shareholder, we have accomplished the following:

•	The Fund’s shareholder resolution requesting an investigation into Goldman Sachs CEO Hank Paulson potential use of shareholder assets to advance his personal environmental interests may have resulted in Paulson establishing his own environmental charity with $100 million of his own money. Our performance at the Goldman annual general meeting was the subject of a Wall Street Journal op-ed (April 4) and an exchange of letters (April 10 & April 22).

•	The Fund’s shareholder resolution requesting that JPMorgan Chase justify its lobbying for global warming regulation garnered a remarkable 24 percent support by JPM shareholders, prompting the CEO to agree to commit to commencing a dialogue with the Fund on the bank’s lobbying priorities.

•	The Fund’s shareholder resolution requesting that General Electric justify its support for global warming laws and regulations garnered enough votes to allow us to pursue the issue at GE’s 2007 meeting.

[1]	The S&P 500 Index consists of 500 common stocks chosen for market size, liquidity, and industry representation, among other factors and is a measure of the U.S. stock market as a whole. The S&P 500 Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment advisory and administration fees, or a deduction of taxes on fund distributions. Investors cannot invest directly in an Index, although they can invest in the underlying securities.

FREE ENTERPRISE ACTION FUND
Letter to Shareholders, continued

•	The Fund’s defended Coca-Cola from environmental, labor and student activists at the company’s annual general meeting and earned a public endorsement from the CEO.

•	The Fund supported shareholder resolutions at PepsiCo, Citigroup and Boeing requesting that the companies disclose corporate contributions to activist groups like Jesse Jackson’s Rainbow Push. The resolutions received enough votes to guarantee them spots on the companies’ 2007 proxy statements.

•	The Fund has filed a shareholder resolution with FedEx requesting that the company justify its support of global warming alarmism and greenhouse gas regulation. The FedEx shareholder meeting will occur in September.

•	The Fund has filed a shareholder resolution requesting that Nike justify its charitable contributions to anti-business groups like the World Wildlife Fund, World Resources Institute and Business for Social Responsibility.
The Future
We are optimistic toward the stock market and its long-term potential. We believe that a core investment for most investors is a diversified portfolio that performs with the market. It’s important to maintain a long-term perspective when evaluating investment performance.
Although anti-business activists have had a tremendous head start and are supported by a well-financed network of mutual funds, pension funds, foundations, non-governmental organizations and street-level activists, we are confident that the Fund’s voice can and will be heard by corporate managements. For the foreseeable future we intend to:

•	File our global warming and charitable contribution shareholder resolutions with as many companies as warranted and feasible;

•	Monitor and follow up with our existing advocacy activities; and

•	Develop advocacy efforts on new topics broaden the Fund’s appeal to new investors (e.g., tax reform, social security reform, “net neutrality”, etc.)
We appreciate the support, confidence and trust that you have placed in the Free Enterprise Action Fund. If you have any questions about your account, please call us at 1-800-766-3960.

Thomas J. Borelli Action Fund Management, LLC	Steven J. Milloy Action Fund Management, LLC

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value

Common Stocks — 76.4%
Advertising — 0.1%
Interpublic Group of Companies, Inc.*	173	$1,445
Omnicom Group, Inc.	66	5,879

		7,324

Aerospace & Defense — 1.6%
Boeing Co.	284	23,263
General Dynamics Corp.	152	9,950
Lockheed Martin Corp.	161	11,550
Northrop Grumman Corp.	134	8,584
Raytheon Co.	167	7,443
Rockwell Collins, Inc.	66	3,687
United Technologies Corp.	364	23,085

		87,562

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	259	10,692
Monsanto Co.	95	7,998

		18,690

Airlines — 0.1%
Southwest Airlines Co.	303	4,960

Apparel/ Footwear — 0.5%
Coach, Inc.*	139	4,156
Gap, Inc.	336	5,846
Jones Apparel Group, Inc.	56	1,780
Limited Brands, Inc.	162	4,146
Liz Claiborne, Inc.	44	1,631
Nike, Inc. — Class B	100	8,100
V.F. Corp.	38	2,581

		28,240

Automotive — 0.6%
AutoNation, Inc.*	116	2,487
AutoZone, Inc.*	27	2,381
Ford Motor Co.	743	5,149
General Motors Corp.	227	6,762
Genuine Parts Co.	70	2,916
Johnson Controls, Inc.	75	6,167
PACCAR, Inc.	63	5,190

		31,052

Banks — 8.0%
AmSouth Bancorporation	146	3,862
Bank of America Corp.	1,762	84,751
Bank of New York Company, Inc.	296	9,531
BB&T Corp.	219	9,108
Citigroup, Inc.	1,985	95,755
Comerica, Inc.	72	3,743
Fifth Third Bankcorp	238	8,794
JPMorgan Chase & Co.	1,351	56,742
KeyCorp	160	5,709
M&T Bank Corp.	48	5,660
Marshall & Ilsley Corp.	100	4,574
Mellon Financial Corp.	167	5,750
National City Corp.	263	9,518
North Fork Bancorporation, Inc.	199	6,004
Northern Trust Corp.	95	5,254
PNC Financial Services Group, Inc.	116	8,140
Regions Financial Corp.	188	6,227
State Street Corp.	139	8,075
SunTrust Banks, Inc.	140	10,676
Synovus Financial Corp.	134	3,589
U.S. Bancorp	714	22,048
Wachovia Corp.	626	33,854
Wells Fargo & Co.	650	43,602

		450,966

Biotechnology — 1.0%
Amgen, Inc.*	482	31,441
Biogen Idec, Inc.*	201	9,312
Genzyme Corp.*	98	5,983
Gilead Sciences, Inc.*	161	9,525
MedImmune, Inc.*	99	2,683

		58,944

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Brewery — 0.4%
Anheuser-Busch Companies, Inc.	313	$14,269
Molson Coors Brewing Co.	111	7,535

		21,804

Brokerage Services — 1.9%
Bear Stearns Companies, Inc.	44	6,164
Charles Schwab Corp.	562	8,981
Goldman Sachs Group, Inc.	178	26,776
Lehman Brothers Holdings, Inc.	206	13,421
Merrill Lynch & Company, Inc.	355	24,694
Morgan Stanley	415	26,232

		106,268

Building Materials — 0.2%
American Standard Companies, Inc.	75	3,245
Masco Corp.	187	5,543
Vulcan Materials Co.	38	2,964

		11,752

Casino Services — 0.1%
Harrah’s Entertainment, Inc.	39	2,776
International Game Technology, Inc.	142	5,388

		8,164

Chemicals — 0.8%
Dow Chemical Co.	326	12,724
E.I. du Pont de Nemours & Co.	334	13,894
Eastman Chemical Co.	32	1,728
Ecolab, Inc.	109	4,423
International Flavors & Fragrances, Inc.	46	1,621
PPG Industries, Inc.	66	4,356
Rohm & Haas Co.	80	4,010
Sigma-Aldrich Corp.	30	2,179
Tronox, Inc. — Class B	10	132

		45,067

Commercial Services — 0.4%
Cendant Corp.	417	6,793
Cintas Corp.	71	2,823
Moody’s Corp.	109	5,936
Paychex, Inc.	133	5,184

		20,736

Computer Software & Services — 3.2%
Adobe Systems, Inc.*	158	4,797
Affiliated Computer Services, Inc.*	51	2,632
Autodesk, Inc.*	91	3,136
Automatic Data Processing, Inc.	224	10,158
CA, Inc.	231	4,747
Electronic Arts, Inc.*	115	4,950
First Data Corp.	304	13,692
Fiserv, Inc.*	79	3,583
Intuit, Inc.*	70	4,227
Mercury Interactive Corp.*	36	1,259
Microsoft Corp.	4,220	98,327
Oracle Corp.*	1,990	28,835

		180,343

Computers & Peripherals — 3.7%
Apple Computer, Inc.*	272	15,537
Cisco Systems, Inc.*	2,487	48,570
Computer Sciences Corp.*	84	4,069
Dell, Inc.*	954	23,287
Electronic Data Systems Corp.	203	4,884
EMC Corp.*	904	9,917
Hewlett-Packard Co.	1,082	34,278
IBM Corp.	626	48,089
Lexmark International, Inc. — Class A*	54	3,015
NCR Corp.*	68	2,492
Network Appliance, Inc.*	145	5,119
Sun Microsystems, Inc.*	1,307	5,424
Symbol Technologies, Inc.	116	1,252

		205,933

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Consumer Products — 1.9%
Avon Products, Inc.	191	$5,921
Colgate-Palmolive Co.	202	12,100
Fortune Brands Inc.	58	4,119
Kimberly-Clark Corp.	187	11,538
Newell Rubbermaid, Inc.	103	2,660
Procter & Gamble Co.	1,260	70,056

		106,394

Containers — 0.1%
Ball Corp.	43	1,593
Sealed Air Corp.	35	1,823

		3,416

Cruise Lines — 0.2%
Carnival Corp.	249	10,393

Diversified Manufacturing Operations — 4.2%
3M Co.	290	23,423
Cooper Industries Ltd. — Class A	38	3,531
Danaher Corp.	116	7,461
Dover Corp.	79	3,905
Eaton Corp.	55	4,147
General Electric Co.	3,979	131,147
Honeywell International, Inc.	305	12,292
Illinois Tool Works, Inc.	212	10,070
Ingersoll-Rand Company Ltd. — Class A	113	4,834
ITT Industries, Inc.	70	3,465
Leggett & Platt, Inc.	80	1,998
Parker Hannifin Corp.	46	3,570
Textron, Inc.	49	4,517
Tyco International Ltd.	759	20,873

		235,233

Electronics — 0.7%
Agilent Technologies, Inc.*	177	5,586
Emerson Electric Co.	165	13,828
Jabil Circuit, Inc.	70	1,792
L-3 Communications Holdings, Inc.	43	3,243
Molex, Inc.	87	2,921
Rockwell Automation, Inc.	72	5,185
Sanmina-SCI Corp.*	250	1,150
Solectron Corp.*	367	1,255
W.W. Grainger, Inc.	35	2,633

		37,593

Financial Services — 2.1%
AMBAC Financial Group, Inc.	47	3,812
American Express Co.	485	25,812
Ameriprise Financial, Inc.	87	3,886
Capital One Financial Corp.	96	8,203
CIT Group, Inc.	91	4,758
Countrywide Financial Corp.	247	9,406
Fannie Mae	412	19,817
Franklin Resources, Inc.	92	7,987
Freddie Mac	278	15,849
H&R Block, Inc.	113	2,696
MBIA, Inc.	63	3,689
SLM Corp.	175	9,261
T. Rowe Price Group, Inc.	104	3,932

		119,108

Food & Beverages — 2.3%
Campbell Soup Co.	178	6,606
Coca-Cola Co.	863	37,126
Coca-Cola Enterprises, Inc.	194	3,952
ConAgra Foods, Inc.	209	4,621
General Mills, Inc.	150	7,749
H.J. Heinz Co.	146	6,018
Hershey Foods Corp.	91	5,011
Kellogg Co.	169	8,185
PepsiCo, Inc.	632	37,944
Sara Lee Corp.	334	5,351
Wm. Wrigley Jr. Co.	91	4,128
Wm. Wrigley Jr. Co. — Class B	22	997

		127,688

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Food Distributors, Supermarkets & Wholesalers — 0.3%
Kroger Co.	283	$6,186
Safeway, Inc.	207	5,382
Sysco Corp.	251	7,671

		19,239

Forest Products & Paper — 0.3%
International Paper Co.	190	6,137
MeadWestvaco Corp.	71	1,983
Temple Inland, Inc.	35	1,500
Weyerhaeuser Co.	88	5,478

		15,098

Health Care — 1.3%
Aetna, Inc.	180	7,187
Caremark Rx, Inc.	173	8,628
Express Scripts, Inc.*	56	4,017
Humana, Inc.*	70	3,759
McKesson Corp.	108	5,106
Medco Health Solutions, Inc.*	105	6,014
UnitedHealth Group, Inc.	457	20,465
WellPoint, Inc.*	215	15,646

		70,822

Homebuilders — 0.1%
Centex Corp.	48	2,414
KB Home	35	1,605
Pulte Homes, Inc.	86	2,476

		6,495

Hospitals — 0.2%
HCA, Inc.	150	6,473
Health Management Associates, Inc. — Class A	103	2,030

		8,503

Hotels & Motels — 0.3%
Hilton Hotels Corp.	161	4,553
Marriott International, Inc. — Class A	168	6,404
Starwood Hotels & Resorts Worldwide, Inc.	80	4,827

		15,784

Household Appliances — 0.0%
Whirlpool Corp.	29	2,397

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	80	5,114
Praxair, Inc.	121	6,534

		11,648

Instruments — Scientific — 0.1%
Fisher Scientific International, Inc.*	52	3,799
Waters Corp.*	48	2,131

		5,930

Insurance — 3.4%
ACE Ltd.	108	5,464
AFLAC, Inc.	203	9,409
Allstate Corp.	251	13,737
American International Group, Inc.	990	58,460
Aon Corp.	137	4,770
Chubb Corp.	144	7,186
CIGNA Corp.	48	4,728
Cincinnati Financial Corp.	75	3,526
Hartford Financial Services Group, Inc.	107	9,052
Lincoln National Corp.	70	3,951
Loews Corp.	201	7,125
Marsh & McLennan Companies, Inc.	219	5,889
MetLife, Inc.	281	14,390
Principal Financial Group, Inc.	127	7,068
Progressive Corp.	300	7,713
Prudential Financial, Inc.	186	14,452
St. Paul Travelers Companies, Inc.	259	11,546
XL Capital Ltd. — Class A	55	3,372

		191,838

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Internet Business Services — 0.4%
eBay, Inc.*	465	$13,620
Symantec Corp.*	432	6,713

		20,333

Machinery — 0.4%
Caterpillar, Inc.	229	17,056
Deere & Co.	96	8,015

		25,071

Medical — Drugs — 3.5%
Abbott Laboratories	578	25,207
Allergan, Inc.	54	5,792
Bristol-Myers Squibb Co.	703	18,180
Eli Lilly & Co.	415	22,937
Forest Laboratories, Inc.*	138	5,339
Merck & Company, Inc.	741	26,994
Pfizer, Inc.	2,491	58,463
Schering-Plough Corp.	556	10,581
Wyeth	482	21,406

		194,899

Medical Information Systems — 0.0%
IMS Health, Inc.	96	2,578

Medical Labs & Testing Services — 0.1%
Laboratory Corporation of America Holdings*	58	3,609
Quest Diagnostics, Inc.	75	4,494

		8,103

Medical Products — 2.6%
AmerisourceBergen Corp.	88	3,689
Baxter International, Inc.	231	8,492
Becton Dickinson & Co.	95	5,807
Biomet, Inc.	105	3,285
Boston Scientific Corp.*	576	9,700
C.R. Bard, Inc.	47	3,443
Cardinal Health, Inc.	169	10,872
Johnson & Johnson	1,079	64,655
Medtronic, Inc.	449	21,067
St. Jude Medical, Inc.*	146	4,733
Stryker Corp.	165	6,948
Zimmer Holdings, Inc.*	95	5,388

		148,079

Metals & Mining — 0.5%
Alcoa, Inc.	309	10,000
Freeport-McMoRan Copper & Gold, Inc. — Class B	66	3,657
Newmont Mining Corp.	165	8,733
Phelps Dodge Corp.	68	5,587

		27,977

Motorcycles — 0.1%
Harley-Davidson, Inc.	109	5,983

Multimedia — 2.3%
CBS Corp. — Class B	334	9,035
Clear Channel Communications, Inc.	216	6,685
Comcast Corp. — Class A*	794	25,996
Live Nation*	27	550
News Corp. — Class A	966	18,528
Time Warner, Inc.	1,758	30,412
Univision Communications, Inc. — Class A*	119	3,987
Viacom, Inc. — Class B*	334	11,971
Walt Disney Co.	767	23,010

		130,174

Newspapers — 0.2%
Gannett Company, Inc.	96	5,370
New York Times Co. — Class A	63	1,546
The McClatchy Co. — Class A	17	698
Tribune Co.	124	4,021

		11,635

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	216	7,750

Office Equipment & Supplies — 0.4%
Acco Brands Corp.*	12	263
Avery Dennison Corp.	45	2,613
Office Depot, Inc.*	117	4,446
continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Office Equipment & Supplies — (continued)
Pitney Bowes, Inc.	85	$3,511
Staples, Inc.	293	7,125
Xerox Corp.*	380	5,286

		23,244

Oil & Gas — 6.4%
Anadarko Petroleum Corp.	172	8,203
Apache Corp.	113	7,712
Baker Hughes, Inc.	126	10,313
BJ Services Co.	130	4,844
ChevronTexaco Corp.	844	52,379
ConocoPhillips	523	34,272
Devon Energy Corp.	167	10,088
EOG Resources, Inc.	83	5,755
Exxon Mobil Corp.	2,036	124,908
Halliburton Co.	190	14,100
Hugoton Royalty Trust	7	208
Kerr-McGee Corp.	108	7,490
Marathon Oil Corp.	113	9,413
Nabors Industries Ltd.*	118	3,987
Occidental Petroleum Corp.	125	12,819
Schlumberger Ltd.	398	25,914
Transocean, Inc.*	124	9,960
Valero Energy Corp.	166	11,042
XTO Energy, Inc.	123	5,445

		358,852

Paints & Coatings — 0.0%
Sherwin-Williams Co.	59	2,801

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	117	2,782

Pipelines — 0.2%
Kinder Morgan, Inc.	47	4,695
Williams Companies, Inc.	227	5,303

		9,998

Printing & Publishing — 0.2%
McGraw-Hill Companies, Inc.	137	6,882
R.R. Donnelley & Sons Co.	97	3,099

		9,981

Railroads — 0.6%
Burlington Northern Santa Fe Corp.	132	10,461
CSX Corp.	83	5,847
Norfolk Southern Corp.	152	8,089
Union Pacific Corp.	95	8,831

		33,228

Real Estate Investment Trusts — 0.3%
Equity Office Properties Trust	151	5,513
Equity Residential	112	5,010
Host Hotels & Resorts, Inc.	48	1,050
Simon Property Group, Inc.	87	7,215

		18,788

Restaurants — 0.6%
McDonald’s Corp.	448	15,053
Starbucks Corp.*	310	11,706
Wendy’s International, Inc.	49	2,856
Yum! Brands, Inc.	101	5,077

		34,692

Retail — 4.8%
Bed Bath & Beyond, Inc.*	124	4,113
Best Buy Company, Inc.	187	10,255
Costco Wholesale Corp.	193	11,026
CVS Corp.	269	8,258
Dollar General Corp.	120	1,678
Family Dollar Stores, Inc.	68	1,661
Federated Department Stores, Inc.	186	6,808
Home Depot, Inc.	846	30,278
J.C. Penney Company, Inc.	105	7,089
Kohl’s Corp.*	120	7,094
Lowe’s Companies, Inc.	285	17,291
Nordstrom, Inc.	94	3,431
RadioShack Corp.	79	1,106
Sears Holding Corp.*	300	46,452
Target Corp.	322	15,736
Tiffany & Co.	60	1,981
TJX Companies, Inc.	190	4,343
continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Retail — (continued)
Wal-Mart Stores Inc.	1,564	$75,338
Walgreen Co.	378	16,950

		270,888

Savings & Loans — 0.5%
Golden West Financial Corp.	126	9,349
Sovereign Bancorp, Inc.	179	3,627
Washington Mutual, Inc.	322	14,677

		27,653

Schools — 0.1%
Apollo Group, Inc. — Class A*	75	3,875

Semiconductors — 2.0%
Advanced Micro Devices, Inc.*	152	3,712
Altera Corp.*	129	2,264
Analog Devices, Inc.	137	4,403
Applied Materials, Inc.	617	10,045
Broadcom Corp. — Class A*	181	5,439
Freescale Semiconductor, Inc. — Class B*	139	4,087
Intel Corp.	2,169	41,102
KLA-Tencor Corp.	72	2,993
Linear Technology Corp.	119	3,985
Maxim Integrated Products, Inc.	119	3,821
Micron Technology, Inc.*	239	3,599
National Semiconductor Corp.	113	2,695
Novellus Systems, Inc.*	50	1,235
NVIDIA Corp.*	134	2,853
QLogic Corp.*	70	1,207
Teradyne, Inc.*	91	1,268
Texas Instruments, Inc.	579	17,538
Xilinx, Inc.	127	2,877

		115,123

Staffing — 0.1%
Robert Half International, Inc.	79	3,318

Steel — 0.2%
Nucor Corp.	116	6,293
United States Steel Corp.	38	2,665

		8,958

Telecommunications — 2.8%
ALLTEL Corp.	113	7,213
AT&T, Inc.	1,464	40,830
Avaya, Inc.*	190	2,170
BellSouth Corp.	708	25,630
Comverse Technology, Inc.*	78	1,542
Corning, Inc.*	513	12,409
Embarq Corp.*	51	2,090
Lucent Technologies, Inc.*	1,757	4,252
Qwest Communications International, Inc.*	811	6,561
Sprint Nextel Corp.	1,023	20,450
Tellabs, Inc.*	202	2,689
Verizon Communications, Inc.	1,022	34,227

		160,063

Tobacco — 1.1%
Altria Group, Inc.	743	54,558
Reynolds American, Inc.	59	6,803
UST, Inc.	59	2,666

		64,027

Tools — Hand Held — 0.1%
Black & Decker Corp.	32	2,702
Stanley Works	39	1,842

		4,544

Toys — 0.0%
Mattel, Inc.	149	2,460

Transportation Services — 0.8%
FedEx Corp.	111	12,971
United Parcel Service, Inc. — Class B	407	33,509

		46,480

Travel Services — 0.0%
Sabre Holdings Corp. — Class A	67	1,474

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Utilities — Electric — 2.4%
AES Corp.*	206	$3,801
Ameren Corp.	75	3,788
American Electric Power Company, Inc.	162	5,549
Consolidated Edison, Inc.	100	4,444
Constellation Energy Group	67	3,653
Dominion Resources, Inc.	121	9,050
DTE Energy Co.	67	2,730
Duke Energy Corp.	471	13,833
Edison International	119	4,641
Entergy Corp.	84	5,943
Exelon Corp.	249	14,150
FirstEnergy Corp.	124	6,722
FPL Group, Inc.	130	5,379
NiSource, Inc.	117	2,555
PG&E Corp.	155	6,088
Pinnacle West Capital Corp.	34	1,357
PPL Corp.	151	4,877
Progress Energy, Inc.	101	4,330
Public Service Enterprise Group, Inc.	87	5,752
Southern Co.	297	9,519
TECO Energy, Inc.	88	1,315
TXU Corp.	166	9,925
Xcel Energy, Inc.	172	3,299

		132,700

Utilities — Natural Gas — 0.1%
KeySpan Corp.	66	2,666
Sempra Energy	85	3,866

		6,532

Web Portals/ ISP — 1.1%
Google, Inc. — Class A*	100	41,933
Yahoo!, Inc.*	555	18,315

		60,248

Wireless Communications — 0.8%
Motorola, Inc.	941	18,961
QUALCOMM, Inc.	624	25,004

		43,965

Total Common Stocks (Cost $4,113,289)		4,304,640

Short-Term Investments — 18.5%
Money Market Mutual Fund — 18.5%
Huntington Money Market Fund	1,046,108	1,046,108

Total Short-Term Investments (Cost $1,046,108)		1,046,108

Options — 0.4%
SPDR Trust Series I July Call Option expiring July 22, 2006 @ $129	350	22,750

Total Options (Cost $19,775)		22,750

Total Investments (Cost $5,179,173)(a) — 95.3%		5,373,498
Other assets in excess of liabilities — 4.7%		265,514

NET ASSETS — 100.0%		$5,639,012

Percentages indicated are based on net assets of June 30, 2006.

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$399,785
Unrealized depreciation	(205,460)

Net unrealized appreciation	$194,325

*	Represents non-income producing securities.

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

Call Options Written June 30, 2006

	Contracts	Value

SPDR Trust Series I July Call Option expiring July 22, 2006 @ $128	350	$39,200

Total Call Options Written (premiums received $29,225)		$39,200

Put Options Written June 30, 2006

	Contracts	Value

SPDR Trust Series I July Put Option expiring July 22, 2006 @ $124	90	$4,320

Total Put Options Written (premiums received $19,665)		$4,320

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Assets and Liabilities
June 30, 2006
(Unaudited)

Assets:
Investments in securities, at value (cost $5,179,173)	$5,373,498
Cash	218,253
Accrued Income	8,474
Receivable for capital shares issued	5,000
Receivable from Adviser	46,574
Deposits with broker for call options written	56,545
Prepaid expenses	7,190

Total Assets	5,715,534

Liabilities:
Call options written (premiums received $48,890)	43,520
Administration fees	4,069
Chief Compliance Officer fees	872
Accounting fees	4,822
Transfer Agent fees	3,506
Trustee fees	625
Other accrued expenses	19,108

Total Liabilities	76,522

Net Assets	$5,639,012

Net Assets Consist of:
Capital	$5,491,476
Accumulated net investment income	(6,171)
Accumulated net realized gain/(loss) on investments	(45,988)
Net unrealized appreciation of written options	5,370
Net unrealized appreciation/(depreciation) on investments and purchased options contracts	194,325

Net Assets	$5,639,012

Shares Outstanding	545,867

Net Asset Value — Offering and Redemption Price per Share	$10.33

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Operations
Six Months Ended June 30, 2006
(Unaudited)

Investment Income:
Dividends	$49,961

Total Investment Income	49,961

Expenses:
Investment advisory fees	33,797
Administration fees	23,783
Chief Compliance Officer fees	5,232
Accounting fees	29,331
Audit fees	8,625
Insurance fees	5,657
Legal fees	17,706
Registration and filing fees	12,835
Printing fees	10,431
Transfer agent fees	19,018
Trustees’ fees	6,250
Other fees	9,320

Total Expenses	181,985

Expenses waived by the Adviser	(33,797)
Expenses reimbursed by the Adviser	(96,416)

Net Expenses	51,772

Net Investment Loss	(1,811)

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gains/(losses) on written options transactions	44,074
Net realized gains/(losses) on investment transactions and purchased option contracts	(57,270)
Change in unrealized depreciation of written call options	(32,605)
Change in unrealized appreciation/(depreciation) on investments and option contracts	107,002

Net Realized and Unrealized Gain/(Loss) on Investments	61,201

Change in Net Assets Resulting from Operations	$59,390

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Changes in Net Assets

	Six Months Ended	Period Ended
	June 30, 2006	December 31, 2005(a)

	(Unaudited)
Change in Net Assets:
Operations:
Net investment loss	$(1,811)	$(9,715)
Net realized gains/(losses) on written call option transactions	44,074	(13,834)
Net realized gains/(losses) on investment transactions and option contracts	(57,270)	2,771
Change in unrealized appreciation/(depreciation) of written call options	(32,605)	37,975
Change in unrealized appreciation/ (depreciation) on investments and option contracts	107,002	87,323

Change in net assets from operations	59,390	104,520

Dividends to Shareholders:
From net investment income	—	(1,652)
From net realized gain on investment	—	(18,374)

Change in net assets from shareholder distributions	—	(20,026)

Capital Transactions:
Proceeds from shares issued	785,500	4,694,570
Dividends reinvested	—	15,729
Cost of shares redeemed	(561)	(110)

Change in net assets from capital transactions	784,939	4,710,189

Change in Net Assets	844,329	4,794,683

Net Assets:
Beginning of period	4,794,683	—

End of period	$5,639,012	$4,794,683

Accumulated Net Investment Loss	$(6,171)	$(4,360)

Share Transactions:
Issued	75,423	468,977
Reinvested	—	1,533
Redeemed	(55)	(11)

Change in fund shares	75,368	470,499

(a)	From the commencement of operations on March 1, 2005 to December 31, 2005.
See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Financial Highlights

	January 1, 2006		March 1, 2005(c)
(For a share outstanding throughout the period indicated)	to June 30, 2006		to December 31, 2005

	(Unaudited)
Net Asset Value, Beginning of Period	$10.19		$10.00
Investment Activities:
Net investment loss	(0.01)		(0.02)
Net realized and unrealized gain on investments and options	0.15		0.25

Total from investment activities	0.14		0.23

Distributions:
Net investment income	—		—(d	)
Net realized gains	—		(0.04)

Total distributions	—		(0.04)

Change in Net Asset Value per Share	0.14		0.19

Net Asset Value, End of Period	$10.33		$10.19

Total Return	1.37	%(b)	2.32	%(b)
Ratios/ Supplemental Data:
Net Assets at end of period (000’s omitted)	$5,639		$4,795
Ratio of net expenses to average net assets	1.91	%(a)	2.00	%(a)
Ratio of total expenses to average net assets*	6.73	%(a)	8.59	%(a)
Ratio of net investment loss to average net assets	(0.07	%)(a)	(0.27	%)(a)
Portfolio turnover rate	105%		0	%(e)

(a)	Annualized.

(b)	Not annualized.

(c)	Commencement of operations.

(d)	Amount is less than $.005

(e)	Rate is less than 0.5%

*	During the period, certain fees were contractually reduced and/or reimbursed. If such contractual fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements
(Unaudited)

1. Organization:
The Coventry Funds Trust (the “Trust”) was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust changed its name from the Variable Insurance Funds to the Coventry Funds Trust effective as of May 1, 2006 pursuant to action taken by the Board of Trustees of the Trust.
The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Free Enterprise Action Fund (the “Fund”).
The Free Enterprise Action Fund commenced operations on March 1, 2005.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles of the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Securities Valuation: Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market markers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the New York Stock Exchange is closed and an investor is unable to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.
All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.
Securities Transactions and Related Income: Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest Income, which includes amortization of premiums and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued
(Unaudited)

Expenses: Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Fund and other series of the Trust based on their relative net assets or another appropriate method.
Distributions to Shareholders: The Fund intends to declare and pay applicable dividends from net investment income and to make distributions of applicable net realized capital gains, if any, on an annual basis. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.
Options: The Fund may purchase put and call options on securities. The Fund may write put or covered call options. This means that the Fund will only write a call option on a security which it already owns. Such options must be listed on recognized U.S. exchanges and issues by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.
A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option give the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.
Transactions in written options for the period ended June 30, 2006 were as follows:

	Number of	Premiums
	Contracts	Received

Options at beginning of period	350	$44,975
Options written	2,341	248,369
Options terminated in closing purchase transactions	(1,870)	(196,795)
Options expired	(381)	(47,659)
Options exercised	0	0

Options outstanding at June 30, 2006	440	$48,890

Federal Income Taxes: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.
Capital losses after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. After October 31, 2005, for Federal income tax purposes, the Fund incurred and elected to defer net capital losses in the amount of $32,792.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year, December 31, 2006.

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued
(Unaudited)

3. Purchases and Sales of Securities:
The aggregate purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2006, were as follows:

Purchases	Sales

$4,589,831	$4,508,008
The Fund had no purchases or sales of long-term U.S. Government securities during the six months ended June 30, 2006.
4. Related Party Transactions:
Action Fund Management, LLC (“AFM” or the “Adviser”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.25% of the average daily net assets of the Fund.
The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2007 to the extent that expenses exceed 1.75% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the month in which they were taken. Such reimbursement shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended June 30. As of the period ended June 30, 2006, the reimbursement that may potentially be made by the Fund is as follows:

Expires 2008	Expires 2009

$230,343	$130,213
Thinkorswim Advisors, Inc. (“TOS” or the “Sub-adviser”) serves as the investment sub-adviser to the Fund pursuant to an Investment Subadvisory Agreement entered into between the Sub-adviser and the Adviser. The Sub-adviser assists the Adviser in making day-to-day investment decisions for the Fund, subject to the general supervision of the Adviser, the Fund’s Board of Trustees, and in accordance with the investment objectives, policies, and restrictions of the Fund. The Sub-adviser conducts all research relating to potential options positions for the Fund, makes recommendations to the Adviser, and assists the Adviser in making investment decisions with respect to all options trading.
BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) with which certain officers and trustees (with the exception of the Chief Compliance Officer) of the Trust are affiliated, serves the Trust as Fund Accountant, Administrator and Transfer Agent. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the Fund Accounting Agreement, BISYS Ohio receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $37,500 per annum, plus applicable reimbursement of certain expenses. Under the Administration Agreement, BISYS Ohio receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $45,000 per annum. Under the Transfer Agent Agreement, BISYS Ohio receives $17,000 per annum, plus applicable reimbursement of certain expenses.
BISYS Fund Services Limited Partnership (“BISYS”) serves, without compensation, as principal underwriter and distributor of the Fund’s shares.
BISYS Ohio also provides an employee to serve the Trust as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement from the Trust for certain expenses as approved by the Trust’s Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

FREE ENTERPRISE ACTION FUND
Supplemental Information (unaudited)

Supplemental Information
Expense Examples
As a shareholder of the Fund, you incur ongoing costs, which include investment advisory fees, administration fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Beginning	Ending	Expenses Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period**
1/1/06	6/30/06	1/1/06-6/30/06	1/1/06-6/30/06

$1,000.00	$1,013.70	$9.54	1.91%
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning	Ending	Expenses Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period**
1/1/06	6/30/06	1/1/06-6/30/06	1/1/06-6/30/06

$1,000.00	$1,015.32	$9.54	1.91%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

FREE ENTERPRISE ACTION FUND
Supplemental Information (unaudited)

Results of Special Meeting of Shareholders
A special meeting of the shareholders (the “Meeting”) of the Trust was held on March 22, 2006. The Funds are separate investment series of the Trust. The Meeting was held for the purpose of electing Trustees of the Trust. As of the record date for the Meeting, there were 5,333,415 shares of beneficial interest in the Trust outstanding and entitled to vote at the Meeting. Information regarding the results of the shareholder vote are set forth below. Each of the nominees was elected to the Board by the requisite shareholder vote.

	Affirmative	% of	Votes	% of
Trustee Nominee	Votes	Outstanding	Withheld	Outstanding

James H. Woodward	4,826,471	90.49%	168,425	3.16%
Michael M. Van Buskirk	4,819,855	90.37%	175,040	3.28%
Maurice G. Stark	4,819,855	90.37%	175,040	3.28%
Diane E. Armstrong	4,759,682	89.24%	235,213	4.41%
Walter B. Grimm	4,795,484	89.91%	199,411	3.74%

(This Page Intentionally Left Blank)

Item 2. Code of Ethics.
(a) Not applicable — only for annual reports.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Coventry Funds Trust

By (Signature and Title)*	/s/ Aaron Masek

Aaron Masek, Treasurer
Date_August 28, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young

R. Jeffrey Young, President
Date_August 28, 2006

By (Signature and Title)*	/s/ Aaron Masek

Aaron Masek, Treasurer
Date_August 28, 2006
* Print the name and title of each signing officer under his or her signature.